Deposits (Tables)	12 Months Ended
Sep. 30, 2025
Schedule Of Deposits
Schedule of deposits
	As of September 30,
	2025	2024
	US$	US$
Rent deposit	178,616	21,133
Utilities deposit	728	416
Deposit for commodity purchase	2,000,175	-
Total deposit	2,179,519	21,549